                          AMERICAN CENTURY INVESTMENTS
                                4500 MAIN STREET
                           KANSAS CITY, MISSOURI 64111

November 8, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549-4720

Re:  American  Century  Mutual  Funds,  Inc.  (1933 Act File No.  2-14213)  (the
     "Registrant")

Ladies/Gentlemen:

     Please  accept  for  filing  pursuant  to the  Securities  Act of 1933,  as amended,  this  Pre-Effective  Amendment No. 2 to the Registrant's  Registration
Statement on Form N-14. The purpose of this amendment is to add the Registrant's undertaking  to  file,  by  post-effective  amendment,  an  opinion  of  counsel supporting  the  tax  consequences  of  the  proposed  reorganization  within  a reasonable time after receipt of such opinion.

     If you have any  questions  about this filing,  please  contact me at (816)
340-7276.

Sincerely,

/s/ Brian L. Brogan
------------------------------------------
Brian L. Brogan
Vice President and
Associate General Counsel

BLB/dnh